CONSOLIDATED STATEMENT OF CASHFLOWS R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Cash flows from operating activities
Cash generated by operations	R 8,709.0	R 7,097.9	R 9,836.3
Deferred revenue advance received	6,555.4
Post-retirement health care payments	(6.6)	(6.4)	(1.2)
Cash-settled share-based payments paid	(21.7)	(433.6)	(1,518.6)
Change in working capital	(1,070.0)	(522.3)	(237.6)
Total cash generated by operations	14,166.1	6,135.6	8,078.9
Interest received	194.7	118.7	112.2
Interest paid	(1,620.8)	(2,053.9)	(441.1)
Royalties and tax paid	(542.2)	(899.3)	(1,732.6)
Dividends paid	(0.6)	(560.4)	(1,611.9)
Net cash from operating activities	12,197.2	2,740.7	4,405.5
Cash flow from investing activities
Additions to property, plant and equipment	(7,080.7)	(6,098.8)	(4,151.1)
Proceeds on disposal of property, plant and equipment	81.9	71.3	99.4
Acquisition of subsidiaries		(27,386.4)	(5,801.5)
Cash acquired on acquisition of subsidiaries	282.8	1,792.2	494.2
Proceeds on loss of control of subsidiaries	256.1
Payment of deferred payment related to acquisition	(38.6)
Payments to dissenting shareholders	(1,375.8)
Dividends received	125.2
Preference shares redeemed by equity-accounted investee	102.8
Loan advanced to equity-accounted investee	(3.1)	(13.5)	(10.1)
Contributions to environmental rehabilitation funds	(63.0)	(114.5)	(74.7)
Proceeds on disposal of marketable securities investments	1.2	3,605.3
Payment of environmental rehabilitation obligation	(32.3)
Net cash used in investing activities	(7,743.5)	(28,144.4)	(9,443.8)
Cash flow from financing activities
Loans raised	17,130.2	69,593.8	17,280.5
Loans repaid	(21,231.5)	(55,719.5)	(11,834.7)
Proceeds from shares issued		13,438.5
Transaction costs paid on rights issue shares issued		(506.1)
Net cash from /(used in) financing activities	(4,101.3)	26,806.7	5,445.8
Net increase/(decrease) in cash and cash equivalents	352.4	1,403.0	407.5
Effect of exchange rate fluctuations on cash held	134.3	(308.5)	(157.0)
Cash and cash equivalents at beginning of year	2,062.4	967.9	717.4
Cash and cash equivalents at end of year	R 2,549.1	R 2,062.4	R 967.9